Commitments and contingent liabilities - Significant Industry Concentrations Related to Credit Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 64,458	$ 63,703
Financial institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	14,689	15,899
Unfunded commitments	33,700
Total exposure	48,400
Financial institutions | Securities industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	3,800
Unfunded commitments	19,200
Total exposure	23,000
Financial institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	7,900
Unfunded commitments	2,000
Total exposure	9,900
Financial institutions | Asset managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,500
Unfunded commitments	6,200
Total exposure	7,700
Financial institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	3,800
Total exposure	3,900
Financial institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	900
Total exposure	1,000
Financial institutions | Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,300
Unfunded commitments	1,600
Total exposure	2,900
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	2,617	$ 2,342
Unfunded commitments	17,500
Total exposure	20,100
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,100
Unfunded commitments	6,700
Total exposure	7,800
Commercial | Commercial portfolio exposure (in billions)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	600
Unfunded commitments	4,300
Total exposure	4,900
Commercial | Energy and utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	600
Unfunded commitments	4,700
Total exposure	5,300
Commercial | Media and telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	300
Unfunded commitments	1,800
Total exposure	$ 2,100